CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (note 6)	$ 46,657	$ 52,795
Trade accounts receivable (note 7)	317,159	243,365
Income taxes receivable	1,689	3,891
Inventories (note 8)	940,029	945,738
Prepaid expenses, deposits and other current assets	77,377	62,092
Total current assets	1,382,911	1,307,881
Non-current assets:
Property, plant and equipment (note 9)	990,475	1,035,818
Intangible assets (note 10)	393,573	401,605
Goodwill (note 10)	227,362	226,571
Other non-current assets	10,275	8,830
Total non-current assets	1,621,685	1,672,824
Total assets	3,004,596	2,980,705
Current liabilities:
Accounts payable and accrued liabilities	346,985	258,476
Total current liabilities	346,985	258,476
Non-current liabilities:
Long-term debt (note 11)	669,000	630,000
Deferred income taxes (note 18)	12,623	3,713
Other non-current liabilities (note 12)	39,916	37,141
Total non-current liabilities	721,539	670,854
Total liabilities	1,068,524	929,330
Equity (note 13):
Share capital	159,858	159,170
Contributed surplus	32,490	25,208
Retained earnings	1,740,342	1,853,457
Accumulated other comprehensive income	3,382	13,540
Total equity attributable to shareholders of the Company	1,936,072	2,051,375
Total liabilities and equity	$ 3,004,596	$ 2,980,705